Statement of financial position, order of liquidity (Parentheticals) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Statement of financial position [abstract]
Memorandum item subordinated liabilities at fair value	€ 0	€ 0
Memorandum item subordinated liabilities at amortised cost	21,150	21,053
Memorandum loan commitments given	267,238	227,554
Memorandum financial guarantees given	26,861	24,865
Memorandum other commitments given	€ 77,595	€ 60,159